Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 1,598,659	€ 1,007,723
Trade accounts and other receivables	3,251,856	3,421,346
Accounts receivable from related parties	138,232	159,196
Inventories	1,897,017	1,663,278
Other current assets	938,304	913,603
Total current assets	7,824,068	7,165,146
Property, plant and equipment	4,079,751	4,190,281
Right-of-use assets	4,264,007	4,325,115
Intangible assets	1,419,384	1,426,330
Goodwill	13,589,294	14,017,255
Deferred taxes	429,150	361,196
Investment in equity method investees	706,994	696,872
Other non-current assets	736,487	752,540
Total non-current assets	25,225,067	25,769,589
Total assets	33,049,135	32,934,735
Liabilities
Accounts payable	728,592	716,526
Accounts payable to related parties	132,300	118,663
Current provisions and other current liabilities	3,924,577	2,864,250
Short-term debt	307,011	1,149,988
Short-term debt from related parties	85,900	21,865
Current portion of long-term debt	1,046,030	1,447,239
Current portion of long-term lease liabilities	605,234	622,227
Current portion of long-term lease liabilities from related parties	20,795	16,514
Income tax payable	192,715	101,793
Total current liabilities	7,043,154	7,059,065
Long-term debt, less current portion	6,979,668	6,458,318
Long-term lease liabilities, less current portion	3,882,843	3,959,865
Long-term lease liabilities from related parties, less current portion	125,236	106,432
Non-current provisions and other non-current liabilities	750,625	616,916
Pension liabilities	741,288	689,195
Income tax payable	75,999	78,005
Deferred taxes	794,560	739,702
Total non-current liabilities	13,350,219	12,648,433
Total liabilities	20,393,373	19,707,498
Shareholders' equity
Ordinary shares, no par value, 1.00 nominal value, 374,165,226 shares authorized, 304,628,925 issued and 292,833,823 outstanding as of September 30, 2020 and 374,165,226 shares authorized, 304,436,876 issued and 298,329,247 outstanding as of December 31, 2019	304,629	304,437
Treasury stock, at cost	(736,490)	(370,502)
Additional paid-in capital	3,593,311	3,607,662
Retained earnings	10,054,892	9,454,861
Accumulated other comprehensive income (loss)	(1,723,231)	(1,038,545)
Total FMC-AG & Co. KGaA shareholders' equity	11,493,111	11,957,913
Noncontrolling interests	1,162,651	1,269,324
Total equity	12,655,762	13,227,237
Total liabilities and equity	€ 33,049,135	€ 32,934,735